UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland 20832

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 10/31/14

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 94.9%
	DEBT FUNDS - 25.7%
339,997	iShares 7-10 Year Treasury Bond ETF	$ 35,706,485
433,384	Vanguard Short-Term Bond ETF	34,805,069
		70,511,554
	EQUITY FUNDS - 47.8%
197,000	iShares Cohen & Steers REIT ETF	18,451,020
123,800	iShares U.S. Healthcare ETF	17,554,840
185,000	iShares US Financials ETF	16,106,100
164,800	iShares U.S. Technology ETF	16,748,624
303,750	Vanguard Growth ETF	31,182,975
313,000	Vanguard Mid-Cap Growth ETF	31,159,150
		131,202,709
	FOREIGN INDEX FUNDS - 21.4%
293,450	iShares China Large-Cap ETF	11,717,459
381,000	iShares MSCI Canada ETF	11,399,520
175,750	iShares MSCI South Africa ETF	12,019,542
302,800	iShares MSCI Spain Capped ETF	11,451,896
762,300	iShares MSCI Taiwan ETF	11,983,356
		58,571,773

	TOTAL EXCHANGE TRADED FUNDS (Cost $243,066,809)	260,286,036

	EXCHANGE TRADED NOTE - 4.6%
246,900	J.P. Morgan Alerian MLP Index ETN	12,507,954
	TOTAL EXCHANGE TRADED NOTE (Cost $11,523,136)

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUNDS - 0.2%
352,601	Fidelity Institutional Money Market Fund - Government Portfolio	352,601
	to yield 0.04% * ++
159,698	Fidelity Institutional Money Market Fund - Money Market Portfolio	159,698
	to yield 0.09% *
	TOTAL SHORT-TERM INVESTMENTS (Cost $512,299)	512,299

	TOTAL INVESTMENTS - 99.7% (Cost $255,102,244) (a)	$ 273,306,289
	OTHER ASSETS LESS LIABILITIES - 0.3%	850,688
	NET ASSETS - 100.0%	$ 274,156,977

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $255,208,789 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 20,555,972
	Unrealized Depreciation:	(2,458,472)
	Net Unrealized Appreciation:	$ 18,097,500
* Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 260,286,036	$ -	$ -	$ 260,286,036
Exchange Traded Note	12,507,954	-	-	12,507,954
Short-Term Investments	512,299	-	-	512,299
Total	$ 273,306,289	$ -	$ -	$ 273,306,289

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
CFC Net Assets at	% Fund Net Assets at
Inception Date of CFC	October 31, 2014	October 31, 2014
ADB-CFC	12/5/12	$ 360,814	0.13%
Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014
Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
EQUITY FUNDS - 99.7%
477,679	First Trust Large-Cap Core AlphaDEX Fund	$ 21,251,939
495,450	Health Care Select Sector SPDR Fund	33,328,922
486,350	Materials Select Sector SPDR Fund	23,539,340
1,734,000	PowerShares High Yield Equity Dividend Achievers Portfolio	22,732,740
247,500	SPDR Dow Jones REIT ETF	21,844,350
599,600	Technology Select Sector SPDR Fund	24,307,784
226,100	Vanguard Growth ETF	23,211,426
275,850	Vanguard Mid-Cap Value ETF	24,252,732
279,250	Vanguard Value ETF	23,082,805
312,100	WisdomTree Total Dividend Fund	22,842,599
TOTAL EXCHANGE TRADED FUNDS (Cost $217,854,355)	240,394,637

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
926,015	Fidelity Institutional Money Market Fund - Money Market Portfolio	926,015
to yield 0.04%* + (Cost $926,015)

TOTAL INVESTMENTS - 100.1% (Cost $218,780,370) (a)	$ 241,320,652
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(218,029)
NET ASSETS - 100.0%	$ 241,102,623

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,786,039 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 22,592,255
Unrealized Depreciation	(57,642)
Net Unrealized Appreciation:	$ 22,534,613

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 240,394,637	$ -	$ -	$ 240,394,637
Short-Term Investment	926,015	-	-	926,015
Total	$ 241,320,652	$ -	$ -	$ 241,320,652

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	October 31, 2014	October 31, 2014
ADT-CFC	12/12/11	$314,929	0.13%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014
Shares		Value
	EXCHANGE TRADED FUND - 18.8%
	DEBT EXCHANGE TRADED FUND - 18.8%
48,000	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $4,517,634)	$ 4,515,464

Principal ($)
	CORPORATE BONDS - 26.9%
	BANKS - 1.9%
195,000	Bancolombia SA, 5.125%, due 9/11/2022	198,900
247,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	267,382
		466,282
	COAL - 1.6%
404,000	Peabody Energy Corp., 6.250%, due 11/15/2021	382,538

	COMMERCIAL SERVICES - 0.8%
215,000	ADT Corp., 3.500%, due 7/15/2022	192,425

	COMPUTERS - 0.7%
151,000	Dell, Inc., 5.875%, due 6/15/2019	160,060

	ELECTRIC - 1.2%
279,000	AES Corp., 5.500%, due 3/15/2024	285,277

	FOOD - 0.9%
202,000	Ingles Markets Inc., 5.750%, due 6/15/2023	206,040

	FOREST PRODUCTS & PAPER - 0.6%
139,000	Resolute Forest Products Inc., 5.875%, due 5/15/2023	133,092

	HEALTHCARE-SERVICES - 0.6%
150,000	DaVita HealthCare Partners, Inc., 5.125% due 7/15/2024	153,000

	HOUSEHOLD PRODUCTS/WARES - 0.5%
105,000	ACCO Brands Corp., 6.750% due 4/30/2020	111,562

	INTERNET - 2.4%
166,000	Equinix, Inc., 5.375% due 4/1/2023	171,187
407,000	Verisign, Inc., 4.625%, due 5/1/2023	405,474
		576,661
	IRON & STEEL - 0.4%
96,000	United States Steel Corp., 7.375%, due 4/1/2020	107,520

	MINING - 1.0%
246,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	233,098

	OIL & GAS - 9.3%
357,000	Berry Petroleum Co., 6.375%, due 9/15/2022	332,010
392,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	362,110
180,000	Newfield Exploration Co., 5.625%, due 7/1/2024	193,500
98,000	PBF Holding Co. LLC, 8.250%, due 2/15/2020	102,533
430,000	Petrobras Global Finance BV, 4.375%, due 5/20/2023	409,918
111,000	QEP Resources, Inc., 5.250%, due 5/1/2023	107,948
365,000	Rosetta Resources, Inc., 5.875%, due 6/1/2022	350,400
356,000	WPX Energy, Inc., 6.000%, due 1/15/2022	372,910
		2,231,329

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014
Principal ($)		Value
	OIL & GAS SERVICES - 1.4%
378,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	$ 336,420

	TELECOMMUNICATIONS - 1.7%
196,000	CenturyLink, Inc., 5.800%, due 3/15/2022	207,760
190,000	Frontier Communications Corp., 7.125%, due 1/15/2023	202,350
		410,110
	TRANSPORTATION - 1.4%
364,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	331,240

	U.S. GOVERNMENT AGENCY - 0.5%
123,000	Federal Home Loan Mortgage Corp., 5.000%, due 11/13/2014	123,167

	TOTAL CORPORATE BONDS (Cost $6,615,852)	6,439,821
Shares
	SHORT-TERM INVESTMENTS - 57.8%
	MONEY MARKET FUND - 16.1%
3,866,375	Fidelity Institutional Money Market Fund - Money Market Portfolio	3,866,375
	to yield 0.04% * ++

Principal ($)
	U.S. TREASURY - 41.7% **
3,000,000	United States Treasury Bill, due 11/13/2014 0.015%	2,999,994
5,000,000	United States Treasury Bill, due 12/11/2014 0.020%	5,000,000
2,000,000	United States Treasury Bill, due 2/5/2014 0.020%	1,999,948
		9,999,942

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,866,317)	13,866,317

	TOTAL INVESTMENTS - 103.5% (Cost $24,999,803) (a)	$ 24,821,602
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(842,412)
	NET ASSETS - 100.0%	$ 23,979,190

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $25,012,920 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 49,910
	Unrealized Depreciation	(241,228)
	Net Unrealized Depreciation	$ (191,318)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

	Unrealized
	Depreciation
LONG INTEREST RATE SWAP CONTRACTS ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $95,773)

Unrealized Depreciation from Long Index Swap Contracts	$ (3,106)

SHORT INTEREST RATE SWAP CONTRACTS ^
December 2019, Credit Default Swap to Sell Protection (1) CDX.NA.HY.23 Maturity 12/20/19 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $5,600,000)(3)
Unrealized Depreciation from Credit Default Swap Contracts	$ 26,881	(2)

Net Unrealized Appreciation on Swap Contracts	$ 23,775

++ All or a portion of this investment is a holding of the Northern Lights SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2014 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2014
Mixed: Commodity, interest rate, credit, foreign exchange contracts	(3,106)
Interest rate contracts	26,881
Total	$ 23,775

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $416,430 and current asset value of $443,311. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,515,464	$ -	$ -	$ 4,515,464
Corporate Bonds	-	6,439,821	-	6,439,821
Open Swap Contracts	-	23,775	-	23,775
Short-Term Investments	3,866,375	9,999,942	-	13,866,317
Total	$ 8,381,839	$ 16,463,538	$ -	$ 24,845,377

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
		% Fund Net Assets at	CFC Net Assets at
	Inception Date of CFC	October 31, 2014	October 31, 2014
ADT-CFC	12/12/11	$67,984	0.28%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014
Principal ($)		Value
	SHORT-TERM INVESTMENTS - 103.3%
	U.S. TREASURY - 77.9%*
4,000,000	United States Treasury Bills due 11/13/2014, 0.015%	$ 3,999,996
5,000,000	United States Treasury Bills due 12/11/2014, 0.020%	4,999,997
1,800,000	United States Treasury Bills due 2/5/2014, 0.020%	1,799,953
		10,799,946
Shares
	MONEY MARKET FUND - 25.4%
3,519,650	Fidelity Institutional Money Market Fund - Money Market Portfolio	3,519,650
	to yield 0.04% ** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,319,596)	14,319,596

	TOTAL INVESTMENTS - 103.3% (Cost $14,319,596) (a)	$ 14,319,596
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(460,552)
	NET ASSETS - 100.0%	$ 13,859,044

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and differs from value by net unrealized appreciation (depreciation) of securities as follows:

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
80	CBOE VIX Future	Feb-15	$ 1,392,000	$ (3,650)
2	Coffee ++	Mar-15	144,225	(9,600)
4	Live Cattle ++	Apr-15	264,960	5,260
4	US 10 Year Future	Dec-14	505,436	3,938
	Net Unrealized Loss from Open Long Futures Contracts			$ (4,052)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(4)	Canadian Dollar	Mar-15	(353,560)	$ 1,980
(8)	Cocoa ++	Mar-15	(231,440)	205
(5)	Copper Future ++	Mar-15	(379,875)	(3,388)
(26)	Corn ++	Mar-15	(506,025)	(3,900)
(6)	Cotton ++	Mar-15	(188,760)	1,775
(28)	Crude Oil Future ++	Jun-15	(2,246,160)	194,850
(5)	Euro FX Future	Mar-15	(783,750)	53,625
(4)	Gasoline RBOB ++	Jun-15	(399,286)	61,076
(7)	Gold ++	Apr-15	(821,030)	27,860
(5)	Japanese Yen Future	Mar-15	(557,438)	43,688
(15)	Lumber Future ++	Mar-15	(540,210)	814
(48)	Natural Gas ++	Jun-15	(1,766,400)	84,850
(5)	NY Harbor ULSD Future ++	Jun-15	(522,984)	57,267
(3)	Platinum Future ++	Apr-15	(185,460)	6,385
(4)	Silver ++	Mar-15	(323,260)	13,940
(6)	Soybean ++	Mar-15	(315,975)	(36,988)
(7)	Wheat ++	Mar-15	(191,013)	4,238
(47)	World Sugar #11 ++	Mar-15	(844,346)	106,266
	Net Unrealized Gain from Open Short Futures Contracts			$ 614,543

	Net Unrealized Gain from Open Futures Contracts			$ 610,491

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2014 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at 10/31/2014
Commodity contracts		$ 510,910
Interest Rate		3,938
Foreign exchange contracts		95,643
Total		$ 610,491

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ -	$ 610,491	$ -	$ 610,491
Short-Term Investments	3,519,650	10,799,946	-	14,319,596
Total	$ 3,519,650	$ 11,410,437	$ -	$ 14,930,087

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2014	% of Fund Net Assets at October 31, 2014
AMFSF-CFC	11/6/09	$2,491,944	17.98%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014
Shares		Value
	EXCHANGE TRADED NOTE - 0.6%
	COMMODITY - 0.6%
1,700	iPath Bloomberg Commodity Index Total Return ETN * (Cost $60,671)	$ 57,902

Principal ($)	SHORT-TERM INVESTMENTS - 111.6%
	U.S. TREASURY - 84.7%**
3,000,000	United States Treasury Bills due 11/13/2014, 0.015%	2,999,994
3,000,000	United States Treasury Bills due 12/11/2014, 0.020%	3,000,000
200,000	United States Treasury Bills due 2/5/2015, 0.020%	1,825,200
		7,825,194
Shares
	MONEY MARKET FUND - 26.9%
2,486,135	Fidelity Institutional Money Market Fund - Money Market Portfolio	2,486,135
	to yield 0.04% *** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost 10,311,329)	10,311,329

	TOTAL INVESTMENTS -112.2% (Cost $10,372,000) (a)	$ 10,369,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(1,127,168)
	NET ASSETS - 100.0%	$ 9,242,063

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,374,160 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(4,929)
	Net Unrealized Depreciation:	$ (4,929)
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the ACT Fund Limited.
*** Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)+
10	Cocoa	Dec-14	$ 287,900	$ (20,830)
10	Coffee "C"	Dec-14	747,000	(49,444)
10	Copper	Dec-14	758,375	(29,094)
10	Corn	Dec-14	209,250	9,069
9	Cotton #2	Dec-14	299,745	(11,170)
10	Crude Oil	Dec-14	802,700	(100,375)
9	Gasoline RBOB	Dec-14	898,393	(125,582)
9	Gold	Dec-14	1,058,310	(89,075)
10	Lean Hogs	Dec-14	378,000	2,860
10	Live Cattle	Dec-14	622,800	26,010
10	Natural Gas	Mar-15	402,500	(9,800)
10	NY Harbor ULSD Future	Dec-14	1,045,968	(136,445)
10	Silver	Dec-14	1,023,700	(158,090)
10	Soybean	Nov-14	541,000	(3,788)
9	Wheat	Dec-14	275,125	(14,181)
9	World Sugar # 11	Mar-15	204,400	(14,286)

	Net Unrealized Loss from Open Futures Contracts			$ (724,221)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31 ,2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 57,902	$ -	$ -	$ 57,902
Short-Term Investments	2,486,135	7,825,194	-	10,311,329
Total	$ 2,544,037	$ 7,825,194	$ -	$ 10,369,231
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ -	$ 724,221	$ -	$ 724,221
Total	$ -	$ 724,221	$ -	$ 724,221

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2014	% of Fund Net Assets at October 31, 2014
ACS-CFC	1/3/11	$786,333	8.51%

Arrow DWA Tactical ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 99.3%
	EQUITY FUNDS - 99.3%
6,060	First Trust Large-Cap Core AlphaDEX Fund	$ 269,609
6,288	Health Care Select Sector SPDR Fund	422,994
6,165	Materials Select Sector SPDR Fund	298,386
21,999	PowerShares High Yield Equity Dividend Achievers Portfolio	288,407
3,138	SPDR Dow Jones REIT ETF	276,960
7,569	Technology Select Sector SPDR Fund	306,847
2,862	Vanguard Growth ETF	293,813
3,513	Vanguard Mid-Cap Value ETF	308,863
3,525	Vanguard Value ETF	291,376
3,963	WisdomTree Total Dividend Fund	290,052
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,911,206)	3,047,307

	TOTAL INVESTMENTS - 99.3% (Cost $2,911,206) (a)	$ 3,047,307
	OTHER ASSETS LESS LIABILTIES - 0.7%	21,968
	NET ASSETS - 100.0%	$ 3,069,275

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,911,206 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 137,622
	Unrealized Depreciation	(1,521)
	Net Unrealized Appreciation:	$ 136,101

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,047,307	$ -	$ -	$ 3,047,307
Total	$ 3,047,307	$ -	$ -	$ 3,047,307

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/30/14

By (Signature and Title)

*/s/ Sam Singh

       Sam Singh, Treasurer

Date

12/30/14